April 30, 2008

Via EDGAR and FedEx

Securities and Exchange Commission

100 F Street NE

Mail Stop 7010

Washington, D.C. 20549-7010

Attn: H. Roger Schwall, Division of Corporation Finance

Re:	Gastar Exploration Ltd.

Preliminary Proxy Statement on Schedule 14A

Filed April 15, 2008

File No. 1-32714

Dear Mr. Schwall:

Gastar Exploration Ltd. (the “Company”) is filing today, via EDGAR, Amendment No. 1 to its Preliminary Proxy Statement on Schedule 14A (the “Proxy Statement”). Set forth below are the Company’s responses to the comments contained in the letter from the staff of the Division of Corporation Finance (the “Staff”) of the Securities and Exchange Commission (the “Commission”) dated April 25, 2008. For your convenience, the exact text of the comments provided by the Staff has been included in bold face type preceding each response in the order presented in the comment letter. Each response below has been prepared and is being provided by the Company, which has authorized us to respond to the Staff’s comments on its behalf.

General

1.	Provide a revised form of proxy that complies fully with Exchange Act Rule 14a-4. We note, for example, the statement that “At the said discretion of the said proxyholder, upon any amendment or variation of the above matters or any other matters that may be properly brought before the meeting or any adjournment thereof, in such manner as such proxy, in such proxyholder’s sole judgment, may determine.” Refer to Rule 14a-4(a), 14a-4(b), 14a-4(c) and 14a-4(e). We may have additional comments.

Response: The form of proxy has been revised in response to the Staff’s comment.

Proposal 4. To adopt a special resolution authorizing our Board of Directors. page 40

2.	The reverse stock split will result in an increased number of authorized but unissued shares of your common stock. Disclose whether you have any current plans, proposals or arrangements, written or otherwise, to issue the additional shares at this time. If so, please discuss them in necessary detail. If not, please state that you have no such plans, proposals or arrangements, written or otherwise, at this time.

Securities and Exchange Commission

April 30, 2008

Response: In accordance with the corporate laws of the Province of Alberta, Canada and under the Company’s Amended and Restated Articles of Incorporation, the Company is authorized to issue an unlimited amount of shares of common stock and therefore the reverse stock split will not increase the Company’s authorized unissued shares of common stock. Additionally, we do not have any current plans, proposals or arrangements, written or otherwise, to issue additional shares at this time.

3.	Please describe the factors that you will use in determining the final stock split ratio.

Response: The Proxy Statement has been revised in response to the Staff’s comment. Please refer to page 41 of the Proxy Statement.

4.	Provide tabular or similar disclosure to show clearly for at least a 1-for-2 and a 1-for-5 reverse split the number of shares of your common stock that will be: (a) issued and outstanding; (b) authorized and reserved for issuance; and (c) authorized but unreserved.

Response: The Proxy Statement has been revised in response to the Staff’s comment. Please refer to page 42 of the Proxy Statement. As noted above, authorized shares of the Company are unlimited.

5.	Discuss the dilutive effects of the reverse stock split on your current shareholders.

Response: The Company does not believe that current shareholders will experience dilution resulting from the reverse stock split, as the reverse stock split will effect all holders of shares of common stock and securities convertible into common stock proportionately as currently described under “Principal Effect of the Reverse Split” on page 41 of the Proxy Statement.

6.	Describe the potential anti-takeover effects of the increase in your authorized shares that will result from the stock split. State whether there are other provisions of your articles, bylaws, employment agreements or credit agreements that have material anti-takeover consequences. If not, please so state.

Response: The Company’s Amended and Restated Articles of Incorporation authorize the Company to issue an unlimited amount of shares of common stock. Therefore, the reverse stock split will not result in an increase the Company’s ability to issue additional shares and this should have no further anti-takeover effects. The Company has change of control provisions in its employment agreements and benefits grants, its bank credit agreements and the Indenture governing its $100 million 12 3/4% Senior Secured Notes due 2012. These provisions would not be affected by any reverse split authorized by the Special Resolution.

Securities and Exchange Commission

April 30, 2008

7.	If true, expand the disclosure under “Fractional Shares” at page 42 to make clear that as a consequence of the rounding, there would be no change to the number of shareholders in the event of the reverse stock split you describe.

Response: The Proxy Statement has been revised in response to the Staff’s comment. Please refer to page 42 of the Proxy Statement.

Please direct any questions that you have with respect to the foregoing or with respect to Amendment No. 1 to the Proxy Statement to Jim Prince at (713) 758-3710.

Very truly yours,

VINSON & ELKINS LLP

By: /s/ Vinson & Elkins LLP

Enclosures

Cc:	Sean Donahue, Securities and Exchange Commission
Timothy Levenberg, Securities and Exchange Commission
Michael Gerlich, Gastar Exploration Ltd.